Quarterly Holdings Report
for
Fidelity Freedom® Index 2020 Fund
June 30, 2025
FRX-X20-NPRT1-0825
1.906840.115
Bond Funds - 54.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	34,950,411	349,853,616
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	61,349,343	473,003,438
Fidelity Series Bond Index Fund (a)	254,287,973	2,301,306,158
Fidelity Series International Developed Markets Bond Index Fund (a)	39,001,240	340,090,809
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,166,752	248,377,128
TOTAL BOND FUNDS (Cost $4,160,994,737)		3,712,631,149

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $852,783,432)	87,469,965	1,769,517,395

International Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $765,991,863)	70,140,093	1,181,159,171

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $190,316,050)	19,104,681	189,900,530

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,970,086,082)	6,853,208,245
NET OTHER ASSETS (LIABILITIES) - 0.0%	(438,126)
NET ASSETS - 100.0%	6,852,770,119

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	324,299,571	35,012,944	11,430,814	1,207,821	(58,992)	2,030,907	349,853,616	34,950,411
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	472,139,548	20,811,566	17,395,490	1,826,823	(3,044,888)	492,702	473,003,438	61,349,343
Fidelity Series Bond Index Fund	2,228,814,471	148,135,152	80,729,221	21,673,906	(6,894,074)	11,979,830	2,301,306,158	254,287,973
Fidelity Series Global ex U.S. Index Fund	1,164,962,667	12,579,120	127,772,719	-	28,118,183	103,271,920	1,181,159,171	70,140,093
Fidelity Series International Developed Markets Bond Index Fund	333,746,775	14,233,590	12,108,460	1,630,149	(919,174)	5,138,078	340,090,809	39,001,240
Fidelity Series Long-Term Treasury Bond Index Fund	243,645,866	19,361,950	8,635,893	2,284,630	(896,612)	(5,098,183)	248,377,128	46,166,752
Fidelity Series Total Market Index Fund	1,759,949,391	44,764,294	217,187,836	4,969,599	32,269,375	149,722,171	1,769,517,395	87,469,965
Fidelity Series Treasury Bill Index Fund	175,812,155	20,733,439	6,467,574	1,882,031	(3,452)	(174,038)	189,900,530	19,104,681
	6,703,370,444	315,632,055	481,728,007	35,474,959	48,570,366	267,363,387	6,853,208,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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